Pension and other post-retirement benefits - Mortality tables and life expectancies (Details 9) - year		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
SAPS S3 [Member]
Defined benefit plan, Disclosure
Continuous Mortality Investigation (CMI) model, long-term improvement rate		1.25%
UK | SAPS S3 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	[1]	23.1	23.5
Life expectancy rate at age 65, Female	[1]	24.7	25.1
UK | SAPS S3 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	[1]	24.3	24.8
Life expectancy rate at age 65, Female	[1]	26.1	26.5
US | Pri-2012 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	[2]	22.0	20.7
Life expectancy rate at age 65, Female	[2]	23.5	22.6
US | Pri-2012 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	[2]	23.4	21.9
Life expectancy rate at age 65, Female	[2]	24.8	23.7

[1]	102% of Self-Administered Pension Scheme (SAPS) S3 light tables were used, which included CMI projections, with a long-term rate of improvement of 1.25% per annum.
[2]	The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.